Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2040 Portfolio℠
March 31, 2026
VIPIFF2040-NPRT1-0526
1.9909103.102
Bond Funds - 16.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	44,541	407,548
Fidelity International Bond Index Fund (a)	12,112	110,823
Fidelity Long-Term Treasury Bond Index Fund (a)	209,180	1,924,453
VIP High Income Portfolio - Investor Class (a)	61,783	299,029
VIP Investment Grade Bond II Portfolio - Investor Class (a)	137,037	1,297,736
TOTAL BOND FUNDS (Cost $4,087,161)		4,039,589

Domestic Equity Funds - 46.1%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	1,036	122,023
VIP Contrafund Portfolio - Investor Class (a)	36,712	2,033,115
VIP Equity Income Portfolio - Investor Class (a)	54,213	1,617,176
VIP Growth & Income Portfolio - Investor Class (a)	68,858	2,238,575
VIP Growth Portfolio - Investor Class (a)	37,116	3,387,907
VIP Mid Cap Portfolio - Investor Class (a)	13,432	518,190
VIP Value Portfolio - Investor Class (a)	57,665	1,140,603
VIP Value Strategies Portfolio - Investor Class (a)	33,897	567,105
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,086,391)		11,624,694

International Equity Funds - 37.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	182,701	2,946,965
VIP Overseas Portfolio - Investor Class (a)	248,416	6,518,446
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,668,302)		9,465,411

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $88,681)	3.44	88,681	88,681

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,930,535)	25,218,375
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	25,218,376

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	124,279	17,037	38,929	-	3,059	16,577	122,023	1,036
Fidelity Inflation-Protected Bond Index Fund	398,819	65,499	58,087	-	(557)	1,874	407,548	44,541
Fidelity International Bond Index Fund	75,733	48,328	12,621	-	(314)	(303)	110,823	12,112
Fidelity Long-Term Treasury Bond Index Fund	2,111,415	237,481	406,286	20,578	(9,323)	(8,834)	1,924,453	209,180
VIP Contrafund Portfolio - Investor Class	2,027,651	309,648	163,818	23,124	(13,002)	(127,364)	2,033,115	36,712
VIP Emerging Markets Portfolio - Investor Class	2,757,040	452,460	325,979	49,659	11,871	51,573	2,946,965	182,701
VIP Equity Income Portfolio - Investor Class	1,644,361	173,919	240,842	15,146	2,724	37,014	1,617,176	54,213
VIP Government Money Market Portfolio - Investor Class	344,346	19,858	275,523	1,748	-	-	88,681	88,681
VIP Growth & Income Portfolio - Investor Class	2,256,916	279,158	252,414	28,470	(7,105)	(37,980)	2,238,575	68,858
VIP Growth Portfolio - Investor Class	3,363,796	490,229	267,677	-	(29,374)	(169,067)	3,387,907	37,116
VIP High Income Portfolio - Investor Class	305,974	40,057	46,850	-	(893)	741	299,029	61,783
VIP Investment Grade Bond II Portfolio - Investor Class	1,207,022	281,399	189,265	424	(5,081)	3,661	1,297,736	137,037
VIP Mid Cap Portfolio - Investor Class	516,038	59,662	79,138	4,029	996	20,632	518,190	13,432
VIP Overseas Portfolio - Investor Class	6,297,759	1,128,010	602,364	99,624	(48,249)	(256,710)	6,518,446	248,416
VIP Value Portfolio - Investor Class	1,148,163	115,340	156,197	13,226	1,361	31,936	1,140,603	57,665
VIP Value Strategies Portfolio - Investor Class	569,209	52,785	91,792	-	4,423	32,480	567,105	33,897
	25,148,521	3,770,870	3,207,782	256,028	(89,464)	(403,770)	25,218,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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